-------------------------------------------------------------------------------
                                   VALOR INVESTMENT
                                   FUND, INC.



                                   Financial Statements for the
                                   Year Ended July 31, 1998, and
                                   Independent Auditors' Report

                           VALOR INVESTMENT FUND, INC.
              2290 FIRST NATIONAL BUILDING, DETROIT, MICHIGAN 48226

                 ANNUAL REPORT FOR THE YEAR ENDED JULY 31, 1998





To our Shareholders:

The financial statements of Valor Investment Fund, Inc. (the "Company") for the fiscal year ended July 31, 1998, are included in this Annual Report. Net assets at July 31, 1998 were $14,110,313, equal to $15.97 per share of common stock on the 883,525 shares outstanding. Net asset value at July 31, 1997 was $15.92 per share, based upon the same number of outstanding shares. The increase in net asset value at July 31, 1998 from the net asset value at July 31, 1997 is primarily due to an increase in unrealized appreciation of investments in securities.

Your Company's net investment income for the year August 1, 1997 to July 31, 1998 was $751,033. Your Company has paid dividends of $.85 per share of common stock from net investment income during fiscal 1998. The $.85 is further broken down into $.44 and $.41 per share of common stock which were paid on November 3, 1997 and May 1, 1998, respectively. The Board of Directors intends to distribute substantially all of the Company's net investment income earned during fiscal 1998.

Your Company's policy continues to be one of investment in tax-free municipal bonds and project notes.

We wish to express our appreciation for your continued participation in the Fund.

Respectfully submitted,



-------------------------------------------
William B. Klinsky,
President

\







INDEPENDENT AUDITORS' REPORT


To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Valor Investment Fund, Inc. (the "Company") including the schedule of investments in securities as of July 31, 1998, and the related statements of operations and shareholders' investment for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Valor Investment Fund, Inc., as of July 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

September 21, 1998
Detroit, Michigan

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1998
--------------------------------------------------------------------------------


ASSETS:
  Investments in securities - at market value (cost of $13,196,135)                    $13,926,725
  Interest receivable                                                                      196,467
  Prepaid expenses                                                                           5,121
                                                                                       -----------

           Total assets                                                                 14,128,313
                                                                                       -----------

LIABILITIES - Accrued expenses                                                              18,000
                                                                                       -----------

           Total liabilities                                                                18,000
                                                                                       -----------

NET ASSETS (equivalent to $15.97 per share based on 883,525 shares of
  common stock outstanding at July 31, 1998)                                           $14,110,313
                                                                                       ===========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998
--------------------------------------------------------------------------------

                                                             PRINCIPAL     AMORTIZED
                                                              AMOUNT          COST         MARKET
                                                           ---------      ---------     ---------
MONEY MARKET FUNDS -
  Dreyfus Tax Exempt Money Market Fund                    $  102,043     $  102,043    $  102,043
                                                           ---------      ---------     ---------

SHORT-TERM MUNICIPAL BONDS -
  Lenawee Co. MI General Obligation, 6.050%, May 1,
   1999                                                      100,000        100,000       101,574
                                                           ---------      ---------     ---------

           Total short-term municipal bonds                  100,000        100,000       101,574
                                                           ---------      ---------     ----------


LONG-TERM MUNICIPAL BONDS:
  Alaska State Hsg Fin Corp, 6.375%, December 1, 2012        275,000        272,796       303,047
  Ann Arbor General Obl., 6.000%, September 1, 2009          100,000         98,261       106,470
  Avondale School District, 5.800%, May 1, 2015              140,000        140,000       149,051
  Bay County General Obl, 6.500%, May 1, 2004                500,000        500,000       513,070
  Berkley City Sch Dist MI FGIC, 5.625%, Jan 1, 2015         270,000        262,528       281,874
  Brandon School District, 5.600%, May 1, 2010               100,000         98,831       108,927
  Brevard County Solid Waste Disposal, 5.700%, April 1,2009  100,000        100,000       104,936
  Caledonia Comm. Schools MI, 6.625%, May 1, 2014            150,000        150,000       164,121
  Carrollton Public School District, 6.400%, May 1, 2004      65,000         64,818        67,352
  Carrollton Public School District, 6.400%, May 1, 2005      75,000         74,758        77,714
  Carrollton Public School District, 6.400%, May 1, 2006      75,000         74,727        77,714
  Carrollton Public School District, 6.400%, May 1, 2007      75,000         74,698        77,588
  Cedar Springs Public School District, 5.875%, May 1, 2014  250,000        249,420       273,190
  Central Michigan University Rev., 7.000%, October 1, 2000  210,000        221,177       227,064
  Central Michigan University Rev., 5.500%, October 1, 2010  200,000        200,000       208,140
  Central Michigan University Rev., 6.000%, October 1, 2013  100,000        100,897       107,217
  Cheboygan General Obligation, 5.400%, November 1, 2015     100,000         98,939       104,055
  Chicago Emer. Telephone Sys., 5.800%, January 1, 2013      100,000        100,000       106,727
  Chicago, Illinois General Obl., 6.250%, January 1, 2012    200,000        206,675       215,920
  Chicago O'Hare Arpt. Intl Rev., 6.75%, January 1,  2018    230,000        251,459       249,244
  Clawson City School Dist., 4.900%, May 1, 2013             200,000        198,979       197,464
  Clintondale Comm. Schools, 6.500%, May 1, 2010             100,000         99,636       110,852
  Cook County General Obl., 5.400%, November 15,  2008       200,000        200,000       210,052
  Essexville Hampton Public Schools, 5.500%, May 1, 2117     150,000        146,311       154,821
  Eugene Trojan Nuclear Proj Rev OR, 5.900%, Sept 1,2009     145,000        145,590       145,201
  Ferndale School District, 5.375%, May 1, 2116              100,000         98,122       101,606
  Flat Rock Comm. School District, 5.25%, May 1, 2010        125,000        123,521       129,167
  Florida State Board of Education, 6.000%, May 1, 2005      500,000        500,000       550,535
  Florida State Board of Education, 5.200%, June 1, 2016      25,000         23,084        25,118
  Grand Haven Area Pub. Schools, 6.050%, May 1, 2014         165,000        163,535       178,959
  Grand Ledge Public Schools, 6.400%, May 1, 2008             50,000         53,724        55,725
  Greenville Public Schools, 5.00%, May 1, 2014              300,000        299,035       298,038
  Grosse Isle General Obligation, 5.200%, March 1, 2008       25,000         24,670        25,811
  Hudsonville Public Schools, 6.000%, May 1, 2009            100,000        100,000       109,172
                                                           ---------      ---------     ---------
           Total forward
                                                           5,500,000      5,516,191     5,815,942

                                                                                       (Continued)


VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998

----------------------------------------------------------------------------------------------------

                                                                PRINCIPAL       AMORTIZED
                                                                  AMOUNT          COST        MARKET

           Total forward                                      $5,500,000     $5,516,191    $5,815,942


  Huron Valley School District MI FGIC, 5.875%, May 1, 2016      100,000          99,010     106,899
  Illinois State Sales Tax Revenue, 5.400%, June 15, 2013        150,000         146,322     155,095
  Intermountain Power Agency, 6.000%, July 1, 2016               315,000         322,361     316,575
  Kalamazoo Water Revenue MI FSA, 5.625%,  Sept 1, 2011          100,000          98,529     106,087
  Kentwood Public Schools, 6.400%, May 1, 2015                   500,000         500,000     547,725
  King County General Obligation, 6.200%, June 1, 2002           500,000         500,000     500,825
  L'Anse Creuse Public Schools, 5.500%, May 1, 2014              180,000         179,499     186,025
  Lenawee County, MI Gen. Obl., 6.100%, May 1, 2000              125,000         125,000     126,923
  Lenawee County, MI Gen. Obl., 6.150%, May 1, 2001              125,000         125,000     126,938
  Lincoln Consolidated School District, 5.800%, May 1, 2114      115,000         115,000     121,947
  Macomb Water Sup. & Sew. Disp., 6.000%, January 1, 2012        200,000         200,000     209,710
  Marysville Public School District, 5.750%, May 1, 2014         150,000         147,918     159,615
  Michigan Higher Ed Stu Ln Rv, 6.000%, Sept 1, 2008             170,000         170,859     180,081
  Michigan Municipal Bond Auth. Rev., 5.400%, Oct 1, 2014        100,000          96,593     102,680
  Michigan Public Power Agency Revenue, 5.500%,
    January 1, 2113                                              100,000          99,548     102,436
  Michigan State Bldg. Auth. Rev., 6.250%, October 1, 2020       250,000         246,038     266,643
  Michigan State Bldg. Auth. Rev., 5.30%, October 1, 2016        100,000          98,881     100,715
  Michigan State Hospital Finance Authority, 5.375%,
   October 15, 2013                                               95,000          95,986      96,322
  Michigan State Housing Development Authority Revenue,
    5.600%, December 1, 2009                                     155,000         155,000     160,671
  Michigan State Trunk Line Rev., 6.000%, August 15, 2019        250,000         242,218     255,953
  Millington Community School Dist., 5.700%, May 1, 2005         100,000          94,597     102,294
  Monroe County General Obl., 5.250 %, November 1, 2002           65,000          62,682      65,801
  Mount Pleasant Water Revenue, 6.000%, February 1, 2015         340,000         333,784     374,483
  Novi Community School District, 6.1250%, May 1, 2013           250,000         250,490     275,355
  Oakland County General Obl., 6.200%, May 1, 2003               500,000         492,348     512,895
  Oakland County General Obl., 6.000%, November 1, 2011          115,000         114,148     123,193
  Oakland County General Obl., 6.000%, November 1, 2013          145,000         142,623     155,330
  Orange County Sales Tax Rev., 5.250%, January 1, 2016          150,000         148,194     151,293
  Orlando Util Comm. Water & Elec., 6.300%, April 1, 2003        250,000         251,156     272,908
  Rochester Comm. Sch. Dist., 5.625%, May 1, 2009                 35,000          34,687      38,106
  St. Lucie County School Board, 5.375%, July 1, 2013            150,000         150,000     154,131
  San Antonio General Obligation, 5.750%, August 1, 2013         110,000         110,242     115,146
  Santa Monica, Cal Univ Sch Dist, 5.400%, August 1, 2009         50,000          50,000      53,808
  Tarrant Co. Water Control, TX, 5.750%, March 1, 2001           150,000         150,000     156,377
  University of Michigan, Revenue, 5.750%, April 1, 2003          75,000          71,981      75,767
  University of Michigan, Revenue, 5.800%, April 1, 2010         230,000         230,000     246,484
  Utica Community Schools, MI, 4.250%, May 1, 2002               100,000         101,052     100,684
  Utica Community Schools, MI, 7.100%, May 1, 2006                75,000          75,000      80,528
                                                                --------        --------      ------
           Total forward
                                                              12,170,000      12,142,937  12,800,390

                                                                   (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998
--------------------------------------------------------------------------------



                                                                 PRINCIPAL       AMORTIZED
                                                                   AMOUNT          COST           MARKET
           Total forward                                       $12,170,000     $12,142,937    $12,800,390

  Warren Consolidated Sch Dist MI MBIA, 5.50%, May 1, 2014         200,000         194,316        205,998
  Washoe County General Obl., 6.200%, April 1, 2010                185,000         181,839        201,217
  Yale Public Schools District, MI, 5.000%, May 1, 2005            125,000         125,000        128,889
  Zeeland Public Schools, MI, 6.000%, May 1, 2010                  100,000         100,000        110,461
  Zeeland Public Schools, MI, 6.000%, May 1, 2014                  250,000         250,000        276,153
                                                               -----------     -----------    -----------

           Total long-term municipal bonds                      13,030,000      12,994,092     13,723,108
                                                               -----------     -----------    -----------

TOTAL INVESTMENTS                                              $13,232,043     $13,196,135    $13,926,725
                                                               ===========     ===========    ===========


See notes to financial statements.                                   (Concluded)

VALOR INVESTMENT FUND, INC.


STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1998
-----------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                                                  $  784,287
  Gain on disposition                                                  15,343
                                                                   ----------
       Total investment income                                        799,630

EXPENSES:
  Professional fees                                                    29,833
  Custodian fees                                                        8,750
  Other                                                                10,014
                                                                   ----------

       Total expenses                                                  48,597
                                                                   ----------
NET INVESTMENT INCOME (equivalent to $.85 per share based on
    883,525 shares of common stock outstanding at July 31, 1998)      751,033

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                 686,132
  End of period                                                       730,590
                                                                   ----------

INCREASE IN NET UNREALIZED APPRECIATION OF INVESTMENTS                 44,458
                                                                   ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  795,491
                                                                   ==========

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT
YEAR ENDED JULY 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              NET
                                                COMMON STOCK                               UNDISTRIBUTED   UNREALIZED
                                            --------------------                                NET       APPRECIATION
                                             SHARES                PAID-IN      RETAINED     INVESTMENT       OF
                                            (NOTE 4)   PAR VALUE   SURPLUS      EARNINGS       INCOME     INVESTMENTS    TOTAL
BALANCE AT AUGUST 1, 1997                   883,525    $ 883,525   $180,944   $ 11,967,524  $  348,825    $ 686,132   $14,066,950

 Net increase in net assets resulting
  from operations                                                                              751,033       44,458       795,491

  Dividends to shareholders
    ($.85 per share)                                                                          (752,128)                  (752,128)
                                            -------    ---------   --------   ------------  ----------    ---------   -----------
BALANCE AT JULY 31, 1998                    883,525    $ 883,525   $180,944   $ 11,967,524  $  347,730    $ 730,590   $14,110,313
                                            =======    =========   ========   ============  ==========    =========   ===========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 1998 AND 1997
--------------------------------------------------------------------------------


                                                                        1998            1997
OPERATIONS:
  Net investment income                                            $   751,033     $   769,433
  Increase in unrealized appreciation                                   44,458         345,314
                                                                   -----------     -----------

        Net increase in net assets resulting from operations           795,491       1,114,747

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT
  INCOME                                                               752,128         804,508
                                                                   -----------     -----------
INCREASE IN NET ASSETS                                                  43,363         310,239

NET ASSETS:
  Beginning of period                                               14,066,950      13,756,711
                                                                   -----------     -----------

  End of period                                                    $14,110,313     $14,066,950
                                                                   ===========     ===========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED JULY 31, 1998
--------------------------------------------------------------------------------


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT SECURITIES - Investments are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

     SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

     INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

     INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the year ended July 31, 1998.

     MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

     USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION - The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.   SECURITIES TRANSACTIONS

     The following summarizes the changes in investments, at amortized cost, for the year ended July 31, 1998:


Balance, August 1, 1997                                                         $13,206,327
  Plus:
    Purchases                                                                     2,275,110
    Discount accretion net of premium amortization                                     (266)

  Less:
    Matured securities                                                             (500,000)
    Redeemed securities                                                          (1,785,036)
                                                                                -----------
Balance, July 31, 1998                                                          $13,196,135
                                                                                ===========


     Approximately $1,046,576 in purchases and $1,043,406 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.   TRANSACTIONS WITH AFFILIATES

     The Company had no transactions with affiliated persons in the year ended July 31, 1998, except as described in Note 1.

4.   COMMON STOCK

     There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at July 31, 1998.

5.   UNREALIZED DEPRECIATION AND APPRECIATION

     The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is original issue discount.

     The aggregate cost of securities for federal income tax purposes was $13,104,741 at July 31, 1998. The gross unrealized appreciation and depreciation computed as the difference between market value and

Aggregate gross unrealized depreciation                                          $(11,270)
Aggregate gross unrealized appreciation                                           833,254
                                                                                 --------

Net unrealized appreciation                                                      $821,984
                                                                                 ========


6.   PER SHARE DATA

     The following are selected per share data based on the weighted average shares outstanding during the year:



                                                          YEAR ENDED JULY 31
                                       ----------------------------------------------------
                                          1998       1997       1996      1995       1994
Investment income                      $   0.91   $   0.93   $   0.96  $   0.95   $   1.05
Expenses
                                          (0.06)     (0.06)     (0.03)    (0.04)     (0.05)
                                        -------    -------    -------   -------    -------
Net investment income                      0.85       0.87       0.93      0.91       1.00

Dividends from net investment income      (0.85)     (0.91)     (0.91)    (0.97)      (0.9)

Increase (decrease) in unrealized
  appreciation                             0.05       0.39                 0.14      (0.46)
                                        -------    -------    -------   -------    -------
Increase (decrease) in net asset value     0.05       0.35       0.02      0.08      (0.42)
Net asset value - beginning               15.92      15.57      15.55     15.47      15.89
                                        -------    -------    -------   -------    -------

Net asset value - ending               $  15.97   $  15.92   $  15.57  $  15.55   $  15.47
                                        =======    =======    =======   =======    =======

Weighted average shares outstanding
    during the year                     883,525    883,525    883,525   883,525    883,525
                                        =======    =======    =======   =======    =======




7.   INTEREST INCOME

     The following details, by state, the interest income earned by the Company during the year ended July 31, 1998:

Alaska                                                                           $   17,689
California                                                                            2,700
Florida                                                                              74,792
Illinois                                                                             44,824
Michigan *                                                                          528,933
Nevada                                                                               11,745
Oregon                                                                               36,690
Texas                                                                                14,934
Utah                                                                                 18,480
Washington                                                                           33,500
                                                                                  ---------
Total                                                                            $  784,287
                                                                                  =========


 * Included in the Michigan total is $5,179 interest earned on a tax-exempt money market fund for the year ended July 31, 1998.


                                  * * * * * *